Guarantor and Non-Guarantor Supplemental Financial Information - Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Current assets	$ 105,021	$ 47,566
Property and equipment, net	63,626	55,274	$ 62,790
Subscriber acquisition costs, net	1,052,434	790,644
Deferred financing costs, net	4,420	6,456
Intangible assets, net	475,392	558,395
Goodwill	835,233	834,416	841,522
Long-term investments and other assets	11,536	10,893
Total assets	2,547,662	2,303,644
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	185,191	168,518
Notes payable and revolving line of credit, net of current portion	2,486,700	2,138,112
Capital lease obligations, net of current portion	7,935	11,171
Deferred revenue, net of current portion	58,734	44,782
Other long-term obligations	47,080	10,530
Deferred income tax liability	7,204	7,524
Total (deficit) equity	(245,182)	(76,993)	$ 224,486	$ 490,243
Total liabilities and stockholders’ deficit	2,547,662	2,303,644
Eliminations
ASSETS
Current assets	(67,799)	(53,066)
Investment in subsidiaries	(2,228,903)	(2,070,404)
Intercompany receivable	(9,492)	(22,398)
Long-term investments and other assets	(106)	(106)
Total assets	(2,306,300)	(2,145,974)
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	(67,799)	(53,066)
Intercompany payable	(9,492)	(22,398)
Accumulated losses of investee	(245,182)	(76,993)
Deferred income tax liability	(106)	(106)
Total (deficit) equity	(1,983,721)	(1,993,411)
Total liabilities and stockholders’ deficit	(2,306,300)	(2,145,974)
Parent | Reportable Legal Entities
ASSETS
Current assets	0
Investment in subsidiaries		0
Total assets	0	0
Liabilities and Stockholders’ (Deficit) Equity
Accumulated losses of investee	245,182	76,993
Total (deficit) equity	(245,182)	(76,993)
Total liabilities and stockholders’ deficit	0	0
APX Group, Inc. | Reportable Legal Entities
ASSETS
Current assets	25,136	2,537
Deferred financing costs, net	4,420	6,456
Investment in subsidiaries	2,228,903	2,070,404
Long-term investments and other assets	106	106
Total assets	2,258,565	2,079,503
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	17,047	18,384
Notes payable and revolving line of credit, net of current portion	2,486,700	2,138,112
Total (deficit) equity	(245,182)	(76,993)
Total liabilities and stockholders’ deficit	2,258,565	2,079,503
Guarantor Subsidiaries | Reportable Legal Entities
ASSETS
Current assets	143,954	91,555
Property and equipment, net	62,781	55,012
Subscriber acquisition costs, net	974,975	728,547
Intercompany receivable	9,492	22,398
Intangible assets, net	443,189	519,301
Goodwill	809,678	809,678
Long-term investments and other assets	11,523	10,880
Total assets	2,455,592	2,237,371
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	160,956	143,896
Capital lease obligations, net of current portion	7,368	11,169
Deferred revenue, net of current portion	53,991	40,960
Other long-term obligations	47,080	10,530
Deferred income tax liability	106	106
Total (deficit) equity	2,186,091	2,030,710
Total liabilities and stockholders’ deficit	2,455,592	2,237,371
Non-Guarantor Subsidiaries | Reportable Legal Entities
ASSETS
Current assets	3,730	6,540
Property and equipment, net	845	262
Subscriber acquisition costs, net	77,459	62,097
Intangible assets, net	32,203	39,094
Goodwill	25,555	24,738
Long-term investments and other assets	13	13
Total assets	139,805	132,744
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	74,987	59,304
Intercompany payable	9,492	22,398
Capital lease obligations, net of current portion	567	2
Deferred revenue, net of current portion	4,743	3,822
Other long-term obligations		0
Deferred income tax liability	7,204	7,524
Total (deficit) equity	42,812	39,694
Total liabilities and stockholders’ deficit	$ 139,805	$ 132,744